Goodwill	12 Months Ended
Feb. 28, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
6.	GOODWILL

Changes in the carrying amount of goodwill for the years ended February 28, 2018 and 2019 consisted of the following:

	As at
	February 28, 2018	February 28, 2019
	RMB	RMB	USD
Beginning balance	557	557	83
Additions (Note 3)	—	149,775	22,384
Impairment	—	(557)	(83)
Total	557	149,775	22,384

During the years ended February 28, 2017 and 2018, the Group did not record any impairment charges related to goodwill. During the year ended February 28, 2019, goodwill was allocated to the following reporting units: Shane Education, Wupin Education, Fantasy and Four Seasons Education, which were defined upon the similar economic characteristics of operations within the operating segment, including the brands and contents of tutoring services provided, type of customer and separate management within these businesses. The Group performed its goodwill impairment testing and determined there was an impairment of the goodwill associated with Shane Education. As a result, the goodwill balance of RMB557 was written off.